Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives of the depreciable assets as follows:

Category	Useful Life
Buildings	30 years
Leased assets and leasehold improvements	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment	3 – 10 years

The classes of property, plant and equipment as of December 31 are summarized as follows ($ in millions):

	2018	2017
Land and improvements	$24.7	$25.3
Buildings	152.4	149.8
Machinery and equipment	459.7	410.2
Gross property, plant and equipment	636.8	585.3
Less: accumulated depreciation	(375.2)	(354.1)
Property, plant and equipment, net	$261.6	$231.2